UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02853

Name of Registrant: Legg Mason Light Street Trust, Inc.

Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:

Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: October 31, 2005

Date of reporting period: April 30, 2005

Item 1 — Report to Shareholders

Semi-Annual Report to Shareholders

Item 1. Report to Shareholders.

To Our Shareholders,

   We are pleased to provide you with Legg Mason Classic Valuation Fund’s semi-annual report for the six months ended April 30, 2005.

   The following table summarizes key statistics for the respective classes of the Fund, along with its benchmark, as of April 30, 2005. For more information about the differences between the Fund share classes included in this report, contact your Legg Mason Financial Advisor.

Total ReturnsA

	6 Months	12 Months

Classic Valuation Fund
Primary Class	+5.25%	+5.62%
Institutional Class	+5.75%	+6.75%
S&P 500 Stock Composite IndexB	+3.28%	+6.34%

   Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting President

May 27, 2005

A	Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not indicate future performance.

B	A market capitalization-weighted index, including reinvestment of dividends and capital gain distributions, that is generally considered representative of the U.S. stock market. It is not possible to invest in an index.

Semi-Annual Report to Shareholders

Expense Example

Legg Mason Classic Valuation Fund

   As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Primary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on November 1, 2004, and held through April 30, 2005.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning Account	Ending Account	Expenses PaidA	Annualized
	Value	Value	During the Period	Expense
	11/1/04	4/30/05	11/1/04 to 4/30/05	Ratio

Primary Class:
Actual	$1,000.00	$1,052.50	$9.92	1.95%
Hypothetical (5% return before expenses)	1,000.00	1,015.12	9.74

Institutional Class:
Actual	$1,000.00	$1,057.50	$4.85	0.95%
Hypothetical (5% return before expenses)	1,000.00	1,020.08	4.76

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Legg Mason Classic Valuation Fund

   The graphs on the following pages compare the Fund’s total returns to the S&P 500 Stock Composite Index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Institutional Class, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

   Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

Periods Ended April 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+5.62%	+5.62%
Five Years	+20.72%	+3.84%

Life of Class*	+20.59%	+3.48%
* Inception date — November 8, 1999

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for periods beginning October 31, 1999.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended April 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+6.75%	+6.75%
Three Years	+2.46%	+0.81%
Life of Class*	+2.38%	+0.62%

* Inception date — July 13, 2001

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning June 30, 2001.

Performance Information — Continued

Semi-Annual Report to Shareholders

Portfolio Composition (As of April 30, 2005)
(As a percentage of net assets)

Top Ten Holdings (As of April 30, 2005)

% of
Security	Net Assets

Tidewater Inc.	4.0%
Del Monte Foods Company	3.9%
Citigroup Inc.	3.9%
Comcast Corporation - Class A	3.6%
Toyota Motor Corporation - ADR	3.4%
Bristol-Myers Squibb Company	2.8%
International Business Machines Corporation	2.7%
Transocean Inc.	2.7%
The Kroger Co.	2.6%
Arch Coal, Inc.	2.6%

Semi-Annual Report to Shareholders

Selected Portfolio Performance C

Strongest performers for the three months ended April 30, 2005D

1.	Blockbuster Inc.	+11.8%
2.	Tenet Healthcare Corporation	+9.7%
3.	Bristol-Myers Squibb Company	+5.0%
4.	Countrywide Financial Corporation	+4.1%
5.	Pfizer Inc.	+3.3%
6.	Nokia Oyj - ADR	+1.8%
7.	Conseco, Inc.	+1.7%
8.	CIGNA Corporation	+1.3%
9.	Union Pacific Corporation	+1.2%

Weakest performers for the three months ended April 30, 2005D

1.	Calpine Corporation	–45.9%
2.	American International Group, Inc.	–23.7%
3.	International Business Machines Corporation	–17.5%
4.	Tidewater Inc.	–16.5%
5.	The Dow Chemical Company	–16.2%
6.	Reliant Resources, Inc.	–15.2%
7.	AutoZone, Inc.	–14.3%
8.	Marsh & McLennan Companies, Inc.	–13.2%
9.	The Kroger Co.	–12.3%

Portfolio Changes Since January 31, 2005

Securities added	Securities sold

Aon Corporation	Abercrombie & Fitch Co.
Bank of America Corporation	Allegheny Energy, Inc.
Computer Associates International, Inc.
Dynegy Inc.
General Motors Corporation
Merck & Co., Inc.
Tiffany & Co.

C	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

D	Securities held for the entire period.

Semi-Annual Report to Shareholders

Portfolio of Investments

Legg Mason Classic Valuation Fund

April 30, 2005 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 97.8%
Consumer Discretionary — 21.8%
Automobiles — 4.6%
General Motors Corporation	38	$1,006
Toyota Motor Corporation – ADR	40	2,930

		3,936

Entertainment — 0.9%
Blockbuster Inc.	75	743

Hotels, Restaurants and Leisure — 3.4%
Carnival Corporation	16	792
McDonald’s Corporation	72	2,102

		2,894

Household Durables — 3.6%
Koninklijke (Royal) Philips Electronics N.V. – ADR	54	1,329
Newell Rubbermaid Inc.	81	1,751

		3,080

Media — 5.6%
Comcast Corporation – Class A	96	3,077	A
The Walt Disney Company	67	1,761

		4,838

Specialty Retail — 3.7%
AutoZone, Inc.	15	1,245	A
The Home Depot, Inc.	44	1,560
Tiffany & Co.	14	410

		3,215

Consumer Staples — 7.4%
Food and Staples Retailing — 3.5%
Albertson’s, Inc.	39	778
The Kroger Co.	143	2,260	A

		3,038

Semi-Annual Report to Shareholders

	Shares/Par	Value

Consumer Staples — Continued
Food Products — 3.9%
Del Monte Foods Company	322	$3,358	A

Energy — 8.2%
Energy Equipment and Services — 6.7%
Tidewater Inc.	100	3,437
Transocean Inc.	50	2,304	A

		5,741

Oil and Gas — 1.5%
ConocoPhillips	13	1,339

Financials — 24.9%
Capital Markets — 2.3%
The Goldman Sachs Group, Inc.	18	1,922

Commercial Banks — 1.8%
Bank of America Corporation	20	888
Wachovia Corporation	13	660

		1,548

Diversified Financial Services — 6.1%
Citigroup Inc.	71	3,329
Morgan Stanley	37	1,947

		5,276

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Classic Valuation Fund — Continued

	Shares/Par	Value

Financials — Continued
Insurance — 9.3%
Allianz AG – ADR	114	$1,368
American International Group, Inc.	25	1,271
Aon Corporation	41	853
Axis Capital Holdings Limited	63	1,686
Conseco, Inc.	90	1,726	A
Marsh & McLennan Companies, Inc.	39	1,099

		8,003

Investment Banking/ Brokerage — 2.1%
Merrill Lynch & Co., Inc.	34	1,828

Thrifts and Mortgage Finance — 3.3%
Countrywide Financial Corporation	40	1,455
Fannie Mae	26	1,392

		2,847

Health Care — 11.0%
Health Care Providers and Services — 3.5%
CIGNA Corporation	15	1,352
Tenet Healthcare Corporation	138	1,652	A

		3,004

Pharmaceuticals — 7.5%
Bristol-Myers Squibb Company	92	2,389
Merck & Co., Inc.	64	2,160
Pfizer Inc.	69	1,861

		6,410

Industrials — 2.4%
Road and Rail — 2.4%
Union Pacific Corporation	32	2,046

Semi-Annual Report to Shareholders

	Shares/Par	Value

Information Technology — 13.2%
Communications Equipment — 2.6%
Nokia Oyj – ADR	105	$1,678
Nortel Networks Corporation	234	582	A

		2,260

Computers (Hardware) — 2.1%
Hewlett-Packard Company	90	1,838

Computers and Peripherals — 6.3%
International Business Machines Corporation	31	2,337
Seagate Technology	96	1,681	A
Storage Technology Corporation	50	1,393	A

		5,411

IT Consulting and Services — 2.2%
Sabre Holdings Corporation	95	1,858

Software — N.M.
Computer Associates International, Inc.	0.1	3

Materials — 4.8%
Chemicals — 0.9%
The Dow Chemical Company	16	749

Metals and Mining — 3.9%
Alcoa Inc.	40	1,152
Arch Coal, Inc.	50	2,221

		3,373

Utilities — 4.1%
Electric Utilities — 1.4%
Reliant Resources, Inc.	119	1,212	A

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Classic Valuation Fund — Continued

	Shares/Par	Value

Utilities — Continued
Multi-Utilities and Unregulated Power — 2.7%
Calpine Corporation	109	$196	A
Dynegy Inc.	128	430	A
The Williams Companies, Inc.	99	1,688

		2,314

Total Common Stock and Equity Interests
(Identified Cost — $81,370)		84,084

Repurchase Agreements — 2.2%
Bank of America
2.92%, dated 4/29/05, to be repurchased at $949 on 5/2/05 (Collateral: $975 Fannie Mae discount note, due 7/6/05, value $970)	$949	949
J.P. Morgan Chase & Co.
2.91%, dated 4/29/05, to be repurchased at $949 on 5/2/05 (Collateral: $965 Federal Home Loan Bank notes, 2.875%, due 5/23/06, value $974)	949	949

Total Repurchase Agreements (Identified Cost — $1,898)		1,898

Total Investments — 100.0% (Identified Cost — $83,268)		85,982
Other Assets Less Liabilities — N.M.		24

		$86,006

Net Assets — 100.0%

A	Non-income producing.

N.M. — Not meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Legg Mason Classic Valuation Fund

April 30, 2005 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost – $81,370)	$84,084
Short-term securities at value (Identified Cost – $1,898)	1,898

Total investments		$85,982

Receivable for:
Fund shares sold		82
Dividend and interest income		153
Dividend tax reclaims		3
Other assets		3

		86,223

Liabilities:
Payable for Fund shares repurchased	30

Due to:
Manager	44
Distributor	63
Tax withholding liability	8
Accrued expenses	72

		217

Net Assets		$86,006

Net assets consist of:

Accumulated paid-in-capital applicable to:
6,641 Primary Class shares outstanding	$80,277
490 Institutional Class shares outstanding	5,756
Undistributed net investment income	15
Accumulated net realized loss on investments	(2,756)
Unrealized appreciation of investments	2,714

Net Assets		$86,006

Net Asset Value Per Share:
Primary Class		$12.03

Institutional Class		$12.50

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Legg Mason Classic Valuation Fund

For the Six Months Ended April 30, 2005 (Unaudited)
(Amounts in Thousands)

Investment Income:

Investment income:
Dividends	$868	A
Interest	14

Total income			$882

Expenses:
Management fees	344

Distribution and service fees:
Primary Class	431
Audit and legal fees	17
Custodian fees	33
Directors’ fees and expenses	8
Registration fees	12
Reports to shareholders	29

Transfer agent and shareholder servicing expense:
Primary Class	32
Institutional Class	—	B
Other expenses	7

	913
Less: Compensating balance credits	—	B
Fees waived	(46)

Total expenses, net of waivers			867

Net Investment Income			15

Net Realized and Unrealized Gain on Investments:
Realized gain on investments and foreign currency transactions	7,178
Change in unrealized appreciation/(depreciation) of investments and foreign currency translations	(2,038)

Net Realized and Unrealized Gain on Investments			5,140

Change in Net Assets Resulting From Operations			$5,155

A	Net of foreign taxes withheld of $12.

B	Amount less than $1

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Classic Valuation Fund

(Amounts in Thousands)

	For the	For the
	Six Months Ended	Year Ended
	4/30/05	10/31/04

	(Unaudited)

Change in Net Assets:
Net investment income	$15	$(645)
Net realized gain on investments and foreign currency transactions	7,178	3,404
Change in unrealized appreciation/(depreciation) of investments and foreign currency translations	(2,038)	(442)

Change in net assets resulting from operations	5,155	2,317

Change in net assets from Fund share transactions:
Primary Class	(11,964)	14,936
Institutional Class	1,190	3,102

Change in net assets	(5,619)	20,355

Net Assets:
Beginning of period	91,625	71,270

End of period	$86,006	$91,625

Undistributed net investment income	$15	$—

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Legg Mason Classic Valuation Fund

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months		Years Ended October 31,
	Ended
	April 30, 2005		2004		2003		2002		2001		2000A

	(Unaudited)
Net asset value, beginning of period	$11.43		$10.99		$8.42		$11.05		$11.59		$10.00

Investment operations:
Net investment income/(loss)	—	B	(.09	) B	(.02	) B	(.01	) B	(.02	) B	.01	B
Net realized and unrealized gain/(loss) on investments	.60		.53		2.59		(2.62)		(.49)		1.58

Total from investment operations	.60		.44		2.57		(2.63)		(.51)		1.59

Distributions:
From net investment income	—		—		—		—		(.01)		—
In excess of net investment income	—		—		—		—		(.02)		—

Total distributions	—		—		—		—		(.03)		—

Net asset value, end of period	$12.03		$11.43		$10.99		$8.42		$11.05		$11.59

Ratios/supplemental data:
Total return	5.25	%C	4.00%		30.52%		(23.80)%		(4.43)%		15.90	%C
Expenses to average net assets	1.95	%B,D	1.95	% B	1.97	% B	2.00	% B	2.00	% B	2.00	%B,D
Net investment income/(loss) to average net assets	(.03	)%B,D	(.76	)% B	(.23	)% B	(.11	)% B	(.36	)% B	.22	%B,D
Portfolio turnover rate	31.2	%C	42.2%		64.3%		84.3%		64.9%		73.0	%D
Net assets, end of period (in thousands)	$79,877		$86,920		$69,732		$56,836		$53,380		$9,569

A	For the period November 8, 1999 (commencement of operations) to October 31, 2000.

B	Net of fees waived by the adviser pursuant to a contractual expense limitation of 1.95% of average daily net assets until February 28, 2006. Prior to March 1, 2003, the contractual expense limitation was 2.00% of average daily net assets. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the six months ended April 30, 2005, 2.06%; and for the years ended October 31, 2004, 2.08%; 2003, 2.20%; 2002, 2.12%; and 2001, 2.28%; and for the period ended October 31, 2000, 5.98%.

C	Not annualized.

D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Institutional Class:

	Six Months		Years Ended October 31,
	Ended
	April 30, 2005		2004		2003		2002		2001E

	(Unaudited)
Net asset value, beginning of period	$11.82		$11.25		$8.52		$11.09		$12.21

Investment operations:
Net investment income	.05	F	.02	F	.02	F	.08	F	—	F
Net realized and unrealized gain/(loss) on investments	.63		.55		2.71		(2.65)		(1.12)

Total from investment operations	.68		.57		2.73		(2.57)		(1.12)

Net asset value, end of period	$12.50		$11.82		$11.25		$8.52		$11.09

Ratios/supplemental data:
Total return	5.75	%C	5.07%		32.04%		(23.17)%		(9.20	)%C
Expenses to average net assets	.95	%D,F	.95	%F	.96	%F	1.00	% F	1.00	%D,F
Net investment income to average net assets	.93	%D,F	.20	%F	.56	%F	.94	%F	.11	%D,F
Portfolio turnover rate	31.2	%C	42.2%		64.3%		84.3%		64.9	%D
Net assets, end of period (in thousands)	$6,129		$4,705		$1,538		$133		$113

E	For the period July 13, 2001 (commencement of operations) to October 31, 2001.

F	Net of fees waived by the adviser pursuant to a contractual expense limitation of 0.95% of average daily net assets until February 28, 2006. Prior to March 1, 2003, the contractual expense limitation was 1.00% of average daily net assets. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the six months ended April 30, 2005, 0.99%; and for the years ended October 31, 2004, 1.02%; 2003, 1.18%; and 2002, 1.11%; and for the period ended October 31, 2001, 1.24%.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Classic Valuation Fund

(Amounts in Thousands) (Unaudited)

1. Organization and Significant Accounting Policies:

   The Legg Mason Light Street Trust, Inc. (“Corporation”), consisting of the Classic Valuation Fund (“Classic Valuation” or “Fund”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified investment company.
   The Fund offers two classes of shares: Primary Class and Institutional Class. The income and expenses of the Fund are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.
   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

   Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
   The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Semi-Annual Report to Shareholders

   For the six months ended April 30, 2005, investment transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales

$28,383	$40,728

Foreign Currency Translation

   Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the Exchange, usually at 2:00 pm Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

   The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Investment Income and Distributions to Shareholders

   Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary, in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly,

Notes to Financial Statements — Continued

Semi-Annual Report to Shareholders

periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Compensating Balance Credits

   The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments. For the six months ended April 30, 2005, the Fund earned compensating balance credits of less than $1.

Foreign Taxes

   The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income.

Other

   In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

   No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
   The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. For the six-month period ended April 30, 2005, the Fund realized net gains of $7,178, which the Fund intends to offset against available capital loss carryforwards for federal income tax purposes as determined at the end of the fiscal year. At October 31, 2004, the Fund had capital loss carryforwards of $5,877 expiring in 2010 and $4,056 expiring in 2011.

Semi-Annual Report to Shareholders

3. Transactions With Affiliates:

   The Fund has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). For its services to the Fund, LMFA receives a management fee, calculated daily and payable monthly, at annual rates of the Fund’s average daily net assets. The annual management fee rates are provided in the chart below:

Management	Asset
Fee	Breakpoint

0.75%	$0 - $1 billion
0.65%	in excess of $1 billion

   Under the terms of the management agreement, LMFA has agreed, until February 28, 2006, to waive its fees and reimburse other expenses in any month to the extent the Fund’s expenses, as a percentage of average daily net assets (exclusive of taxes, interest, brokerage and extraordinary expense), exceed during that month the annual rates of 1.95% for the Primary Class and 0.95% for the Institutional Class. Thereafter, the Fund is required to reimburse LMFA for such expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the Fund’s ratio of expenses to average net assets to exceed the expense limit. For the six months ended April 30, 2005, LMFA has waived $18 of management fees.

   Brandywine Asset Management, LLC (“Brandywine”) serves as investment adviser to the Fund and is responsible for the actual investment activity of the Fund. LMFA (not the Fund) pays Brandywine a fee computed daily and payable monthly, at an annual rate of 60% of the fee it receives from the Fund. Fees paid to Brandywine are net of any waivers.
   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as the Fund’s distributor. Legg Mason receives an annual distribution fee and an annual service fee, based on the Fund’s Primary Class’s average daily net assets, computed daily and payable monthly as follows:

			Six Months Ended
			April 30, 2005

	Distribution	Service	Distribution and Service
	Fee	Fee	Fees WaivedA

Primary Class	0.75%	0.25%	$28

   Any amounts of management or distribution and service fees waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to LMFA or Legg Mason to the extent that, from time to time during the next three fiscal years, the repayment will not cause the Fund’s expenses to exceed the limit, if any, imposed by LMFA at that time.

   No brokerage commissions were paid by the Fund to Legg Mason or its affiliates during the six months ended April 30, 2005.

A	Subject to repayment.

Notes to Financial Statements — Continued

Semi-Annual Report to Shareholders

   LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $11 for the six months ended April 30, 2005.
   LMFA, Legg Mason, Brandywine and LMFS are wholly owned subsidiaries and corporate affiliates of Legg Mason, Inc.

4. Line of Credit:

   The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended April 30, 2005.

5. Fund Share Transactions:

   At April 30, 2005, there were 100,000 shares authorized at $.001 par value for each of the Primary and Institutional Classes of the Fund. Share transactions were as follows:

	Primary Class		Institutional Class

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	4/30/05	10/31/04	4/30/05	10/31/04

Shares:
Sold	400	2,755	129	297
Repurchased	(1,360)	(1,498)	(37)	(36)

Net Change	(960)	1,257	92	261

Amount:
Sold	$4,976	$32,103	$1,668	$3,528
Repurchased	(16,940)	(17,167)	(478)	(426)

Net Change	$(11,964)	$14,936	$1,190	$3,102

Semi-Annual Report to Shareholders

Board Consideration of Legg Mason Classic Valuation Fund’s Management Agreement and Advisory Agreement

   At its November 2004 meeting, the Board of Directors (the “Board”), including all of the Independent Directors, approved the continuation of the Management Agreement between Legg Mason Fund Adviser, Inc. (the “Manager”) and Legg Mason Classic Valuation Fund (“Classic Valuation”) and the Advisory Agreement between the Manager and Brandywine Asset Management, LLC (the “Adviser”) (each an “Agreement”). In voting to approve the continuation of each Agreement, the Board considered whether continuance would be in the best interests of Classic Valuation and its shareholders, an evaluation largely based on the nature and quality of the services provided under each Agreement and the overall fairness of each Agreement to Classic Valuation. In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling. Based on its evaluation of all material factors, including those described below, the Board concluded that the terms of each Agreement are reasonable and fair and that the continuation of each Agreement is in the best interests of Classic Valuation and its shareholders.

   Prior to the Board action, the Independent Directors met as a committee to consider its recommendations as to continuance of each Agreement. As part of the process to consider each Agreement, legal counsel to Classic Valuation on behalf of the Independent Directors requested certain information from the Manager and the Adviser, and in response, the Manger and the Adviser provided extensive reports that addressed specific factors designed to inform the Board’s consideration of each Agreement. Counsel also provided the Independent Directors and the Board with a memorandum detailing their responsibilities pertaining to the continuance of each Agreement.

   With respect to the nature, scope and quality of the services provided, the Board considered the experience and commitment of the Manager’s and the Adviser’s personnel and their efforts to build and support a strong service team. The Board also considered the nature and quality of the Adviser’s investment process. In assessing performance, the Board compared Classic Valuation’s returns to those of appropriate Lipper category averages, specified benchmark indices and a peer group of investment companies pursuing similar strategies, all over multiple time periods. The Board also considered Classic Valuation’s performance in the context of the risk undertaken by the portfolio manager. The Board considered the measures that the Adviser was taking in its efforts to improve performance. Finally, the Board considered the level of service provided by the Manager to Classic Valuation’s shareholders.

   The Board considered the Adviser’s procedures for executing portfolio transactions for Classic Valuation and the Adviser’s report on the quality of its trade executions on behalf of Classic Valuation. The Board also reviewed the Adviser’s report on its policies and procedures for the selection of brokers and dealers and for obtaining research from those brokers and dealers.

   In determining whether the terms of each Agreement are reasonable and fair, the Board considered the terms and fee structure of each Agreement. In that connection, the Board

Semi-Annual Report to Shareholders

considered the costs to the Manager and the Adviser in providing services to Classic Valuation and the profitability for the Manager and the Adviser and their affiliates from their overall association with Classic Valuation. The Board reviewed information about the advisory fee schedule and overall expense ratio of Classic Valuation and comparable fee schedules and expense ratios of a peer group of funds. In considering whether any economies of scale experienced by the Manager and Adviser in providing services to Classic Valuation were shared with Classic Valuation, the Board further noted that Classic Valuation’s advisory fee structure provides for a reduction of the effective fee rate as asset levels increase. The Board also compared Classic Valuation’s advisory fee schedule to the advisory fees charged by the Manager and the Adviser to their other accounts. In that connection, the Board considered the differences in the level of services provided and the differences in responsibility of the Manager and the Adviser to Classic Valuation and to other accounts. Finally, the Board considered the benefits accruing to the Manager, the Adviser and their affiliates by virtue of their relationship to Classic Valuation.

   In addition to the November meeting at which each Agreement was reviewed, the Board meets at least another three times per year in order to oversee Classic Valuation, including meetings at which the portfolio manager of Classic Valuation or others submit or make presentations and discuss performance, compliance and other applicable issues. The Board also draws upon its long association with the Manager, the Adviser and their personnel, and the members’ familiarity with their culture, and the manner in which they have sought to strengthen and enhance themselves.

Notes

Notes

Fund Information

Investment Manager

Legg Mason Fund Adviser, Inc.

Baltimore, MD

Investment Adviser

Brandywine Asset Management, LLC

Wilmington, DE

Board of Directors

John F. Curley, Jr., Chairman

Mark R. Fetting, President
Dr. Ruby P. Hearn
Arnold L. Lehman
Robin J.W. Masters
Dr. Jill E. McGovern
Arthur S. Mehlman
G. Peter O’Brien
S. Ford Rowan
Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Treasurer

Gregory T. Merz, Vice President and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Richard M. Wachterman, Secretary
Wm. Shane Hughes, Assistant Treasurer
Jennifer P. Streaks, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

About the Legg Mason Funds

Equity Funds
American Leading Companies Trust
Classic Valuation Fund
Growth Trust
Special Investment Trust
U.S. Small-Capitalization Value Trust
Value Trust

Specialty Funds
Balanced Trust
Financial Services Fund
Opportunity Trust

Global Funds
Emerging Markets Trust
Global Income Trust
International Equity Trust

Taxable Bond Funds
Core Bond Fund
High Yield Portfolio
Investment Grade Income Portfolio
Limited Duration Bond Portfolio

Tax-Free Bond Funds
Maryland Tax-Free Income Trust
Pennsylvania Tax-Free Income Trust
Tax-Free Intermediate-Term Income Trust

Money Market Funds
Cash Reserve Trust
Tax Exempt Trust
U.S. Government Money Market Portfolio

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Fund’s website at www.leggmasonfunds.com/aboutlmf.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

For more information about the differences between the fund share classes included in this report, contact a Legg Mason Financial Advisor.

This report is not to be distributed unless preceded or accompanied by a prospectus.

Legg Mason Funds For Primary Class Shareholders 800-822-5544 www.leggmasonfunds.com	Legg Mason Institutional Funds For FI and I Class Shareholders 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Wood Walker, Incorporated

P.O. Box 1476, Baltimore, MD 21203-1476
410-539-0000

LMF-233

Item 2. Code of Ethics.

     Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

     Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

     Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

The Registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

The Registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

     (a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed is properly communicated to the Registrant’s officers, as appropriate, to allow timely decisions regarding the required disclosures.

     (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable for semi-annual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Light Street Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Light Street Trust, Inc.
Date: June 30, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Light Street Trust, Inc.
Date: June 30, 2005

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Treasurer, Legg Mason Light Street Trust, Inc.
Date: June 30, 2005